Share-based payments - Disclosure of reconciliation of BCEs (Details) - shares						12 Months Ended	130 Months Ended
	May 14, 2018	Mar. 15, 2018	Nov. 20, 2017	Jan. 23, 2017	Nov. 07, 2016	Dec. 31, 2024	Dec. 31, 2024
Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						385,409
Number of instruments issued (in shares)						0	530,652
Number of instruments lapsed (in shares)						(51,230)
Number of instruments exercised (in shares)						(4,000)
Number of instruments outstanding, ending balance (in shares)						330,179	330,179
Number of instruments exercisable (in shares)						245,962	245,962
Maximum number of shares to be issued if all conditions are met (in shares)						330,179	330,179
BCE-2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						22,495
Number of instruments issued (in shares)					84,000	0
Number of instruments lapsed (in shares)						(3,699)
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						18,796	18,796
Number of instruments exercisable (in shares)						18,796	18,796
Maximum number of shares to be issued if all conditions are met (in shares)						18,796	18,796
BCE-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						67,000
Number of instruments issued (in shares)				67,374		0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						67,000	67,000
Number of instruments exercisable (in shares)						41,735	41,735
Maximum number of shares to be issued if all conditions are met (in shares)						67,000	67,000
BCE-2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						112,500
Number of instruments issued (in shares)			150,000			0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						112,500	112,500
Number of instruments exercisable (in shares)						112,500	112,500
Maximum number of shares to be issued if all conditions are met (in shares)						112,500	112,500
BCE-2017-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						67,373
Number of instruments issued (in shares)			67,374			0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						67,373	67,373
Number of instruments exercisable (in shares)						33,686	33,686
Maximum number of shares to be issued if all conditions are met (in shares)						67,373	67,373
BCE-2017-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						64,374
Number of instruments issued (in shares)			67,374			0
Number of instruments lapsed (in shares)						(26,687)
Number of instruments exercised (in shares)						(4,000)
Number of instruments outstanding, ending balance (in shares)						33,687	33,687
Number of instruments exercisable (in shares)						16,843	16,843
Maximum number of shares to be issued if all conditions are met (in shares)						33,687	33,687
BCE-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						11,980
Number of instruments issued (in shares)		22,000				0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						11,980	11,980
Number of instruments exercisable (in shares)						11,980	11,980
Maximum number of shares to be issued if all conditions are met (in shares)						11,980	11,980
BCE 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						16,844
Number of instruments issued (in shares)	33,687					0
Number of instruments lapsed (in shares)						(16,844)
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						0	0
Number of instruments exercisable (in shares)						0	0
Maximum number of shares to be issued if all conditions are met (in shares)						0	0
BCE-2018-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						16,843
Number of instruments issued (in shares)	16,843					0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						16,843	16,843
Number of instruments exercisable (in shares)						8,422	8,422
Maximum number of shares to be issued if all conditions are met (in shares)						16,843	16,843
BCE-2018-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						6,000
Number of instruments issued (in shares)	22,000					0
Number of instruments lapsed (in shares)						(4,000)
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						2,000	2,000
Number of instruments exercisable (in shares)						2,000	2,000
Maximum number of shares to be issued if all conditions are met (in shares)						2,000	2,000